INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of net U.S. statutory federal income tax rates to the effective income tax rates is as follows:

RECONCILIATION OF FEDERAL INCOME TAX RATES TO EFFECTIVE INCOME TAX RATES

	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated:
U.S. federal statutory income tax rate	35%	35%	35%
Utility depreciation	4	5	5
U.S. tax on repatriation of foreign earnings	(1)	1	2
State income taxes, net of federal income tax benefit	1	1	—
Utility repairs expenditures	(4)	(5)	(5)
Tax credits	(3)	(4)	(4)
Self-developed software expenditures	(3)	(3)	(3)
Resolution of prior years’ income tax items	—	(3)	(1)
Non-U.S. earnings taxed at lower statutory income tax rates	(3)	(2)	(2)
Allowance for equity funds used during construction	(2)	(2)	(2)
Foreign exchange and inflation effects	(2)	(2)	(2)
Share-based compensation	(2)	—	—
International tax reform	1	—	(1)
Other, net	—	(1)	(2)
Effective income tax rate	21%	20%	20%
SDG&E:
U.S. federal statutory income tax rate	35%	35%	35%
State income taxes, net of federal income tax benefit	5	5	5
Depreciation	5	4	4
SONGS tax regulatory asset write-off	—	—	2
Repairs expenditures	(4)	(4)	(4)
Self-developed software expenditures	(3)	(3)	(3)
Allowance for equity funds used during construction	(2)	(2)	(2)
Resolution of prior years’ income tax items	(1)	(2)	(2)
Variable interest entity	—	(1)	(1)
Share-based compensation	(1)	—	—
Other, net	(1)	—	—
Effective income tax rate	33%	32%	34%
SoCalGas:
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	9	8	8
State income taxes, net of federal income tax benefit	2	4	4
Repairs expenditures	(9)	(10)	(9)
Self-developed software expenditures	(6)	(6)	(5)
Resolution of prior years’ income tax items	2	(3)	(2)
Allowance for equity funds used during construction	(2)	(2)	(2)
Share-based compensation	(1)	—	—
Other, net	(1)	(1)	—
Effective income tax rate	29%	25%	29%

Schedule Of Geographic Components Of Income Before Income Taxes And Equity Earnings Of Certain Unconsolidated Subsidiaries
The geographic components of Income Before Income Taxes and Equity Earnings of Certain Unconsolidated Subsidiaries at Sempra Energy Consolidated are as follows:

GEOGRAPHIC COMPONENTS
(Dollars in millions)
	Pretax book income
	Years ended December 31,
	2016(1)	2015	2014
U.S.	$773	$1,189	$1,014
Non-U.S.	1,057	515	510
Total	$1,830	$1,704	$1,524

(1)
U.S. pretax book income decreased in 2016 at the California Utilities primarily due to the reallocation of prior years’ income tax benefits generated from income tax repairs deductions to ratepayers pursuant to the 2016 GRC FD, as we discuss in Note 14; at Sempra LNG & Midstream for the loss on permanent release of pipeline capacity, as we discuss in Note 15; and the impairment charge related to the investment in Rockies Express, as we discuss in Note 3. Non-U.S. pretax book income increased in 2016 primarily due to the noncash gain associated with the remeasurement of our equity interest in GdC, as we discuss in Note 3.

Schedule Of Components Of Income Tax Expense
The components of income tax expense are as follows:

INCOME TAX EXPENSE (BENEFIT)
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated:
Current:
U.S. federal	$—	$3	$(10)
U.S. state	1	(24)	(7)
Non-U.S.	171	123	171
Total	172	102	154
Deferred:
U.S. federal	78	242	237
U.S. state	9	34	4
Non-U.S.	135	(32)	(91)
Total	222	244	150
Deferred investment tax credits	(5)	(5)	(4)
Total income tax expense	$389	$341	$300
SDG&E:
Current:
U.S. federal	$—	$12	$(5)
U.S. state	22	77	52
Total	22	89	47
Deferred:
U.S. federal	223	233	220
U.S. state	38	(35)	5
Total	261	198	225
Deferred investment tax credits	(3)	(3)	(2)
Total income tax expense	$280	$284	$270
SoCalGas:
Current:
U.S. federal	$—	$(1)	$2
U.S. state	40	12	7
Total	40	11	9
Deferred:
U.S. federal	123	122	117
U.S. state	(18)	7	15
Total	105	129	132
Deferred investment tax credits	(2)	(2)	(2)
Total income tax expense	$143	$138	$139

Schedule Of Components Of Deferred Tax Assets And Liabilities
We show the components of deferred income taxes at December 31 for Sempra Energy Consolidated, SDG&E and SoCalGas in the tables below:

DEFERRED INCOME TAXES – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	December 31,
	2016	2015
Deferred income tax liabilities:
Differences in financial and tax bases of fixed assets, investments and other assets(1)	$6,111	$5,283
Regulatory balancing accounts	783	745
Property taxes	63	61
Other deferred income tax liabilities	143	100
Total deferred income tax liabilities	7,100	6,189
Deferred income tax assets:
Tax credits	431	381
Net operating losses	2,304	1,856
Compensation-related items	252	252
Postretirement benefits	434	446
Other deferred income tax assets	87	179
Accrued expenses not yet deductible	112	72
Deferred income tax assets before valuation allowances	3,620	3,186
Less: valuation allowances	31	34
Total deferred income tax assets	3,589	3,152
Net deferred income tax liability(2)	$3,511	$3,037

(1)	In addition to the financial over tax basis differences in fixed assets, the amount also includes financial over tax basis differences in various interests in partnerships and certain subsidiaries.

(2)
At December 31, 2016 and 2015, includes $234 million and $120 million, respectively, recorded as a noncurrent asset and $3,745 million and $3,157 million, respectively, recorded as a noncurrent liability on the Consolidated Balance Sheets.

DEFERRED INCOME TAXES – SDG&E AND SOCALGAS
(Dollars in millions)
	SDG&E		SoCalGas
	December 31,		December 31,
	2016	2015	2016	2015
Deferred income tax liabilities:
Differences in financial and tax bases of
utility plant and other assets	$2,549	$2,392	$1,699	$1,473
Regulatory balancing accounts	379	234	411	515
Property taxes	42	42	21	20
Other	10	5	4	5
Total deferred income tax liabilities	2,980	2,673	2,135	2,013
Deferred income tax assets:
Net operating losses	—	—	83	110
Tax credits	27	9	17	16
Postretirement benefits	98	90	244	268
Compensation-related items	8	11	32	42
State income taxes	—	46	19	13
Accrued expenses not yet deductible	7	36	20	20
Other	11	9	11	12
Total deferred income tax assets	151	201	426	481
Net deferred income tax liability	$2,829	$2,472	$1,709	$1,532

Summary of Tax Credit Carryforwards
The following table summarizes our unused net operating losses (NOL) and tax credit carryforwards at December 31, 2016.

NET OPERATING LOSSES AND TAX CREDIT CARRYFORWARDS
(Dollars in millions)
	Unused amount at December 31, 2016	Year expiration begins
Sempra Energy Consolidated:
U.S. federal(1):
NOLs	$5,514	2031
General business tax credits	329	2032
Foreign tax credits	62	2024
U.S. state(2):
NOLs	2,836	2017
General business tax credits	44	2017
Non-U.S.(2)	843	2017
SDG&E:
U.S. federal(1):
NOLs	$39	2032
General business tax credits	19	2031
SoCalGas:
U.S. federal(1):
NOLs	$289	2032
General business tax credits	12	2031

(1)	We have recorded deferred income tax benefits on these NOLs and tax credits, in total, because we currently believe they will be realized on a more-likely-than-not-basis.

(2)	We have not recorded deferred income tax benefits on a portion of these NOLs and tax credits because we currently believe they will not be realized on a more-likely-than-not-basis, as discussed below.

Summary of Operating Loss Carryforwards
The following table summarizes our unused net operating losses (NOL) and tax credit carryforwards at December 31, 2016.

NET OPERATING LOSSES AND TAX CREDIT CARRYFORWARDS
(Dollars in millions)
	Unused amount at December 31, 2016	Year expiration begins
Sempra Energy Consolidated:
U.S. federal(1):
NOLs	$5,514	2031
General business tax credits	329	2032
Foreign tax credits	62	2024
U.S. state(2):
NOLs	2,836	2017
General business tax credits	44	2017
Non-U.S.(2)	843	2017
SDG&E:
U.S. federal(1):
NOLs	$39	2032
General business tax credits	19	2031
SoCalGas:
U.S. federal(1):
NOLs	$289	2032
General business tax credits	12	2031

(1)	We have recorded deferred income tax benefits on these NOLs and tax credits, in total, because we currently believe they will be realized on a more-likely-than-not-basis.

(2)	We have not recorded deferred income tax benefits on a portion of these NOLs and tax credits because we currently believe they will not be realized on a more-likely-than-not-basis, as discussed below.

Summary of Income Tax Contingencies

INTEREST AND PENALTIES ASSOCIATED WITH UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Interest and penalties			Accrued interest and penalties
	Years ended December 31,			December 31,
	2016	2015	2014	2016	2015
Sempra Energy Consolidated:
Interest (income) expense	$—	$(2)	$(4)	$1	$1
Penalties	—	—	(3)	—	—
SDG&E:
Interest income	$—	$—	$(1)	$—	$—
Following is a summary of unrecognized income tax benefits:

SUMMARY OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated:
Total	$90	$87	$117
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate(1)	$(87)	$(83)	$(114)
increase the effective tax rate(1)	36	32	21
SDG&E:
Total	$22	$20	$14
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate(1)	$(19)	$(16)	$(11)
increase the effective tax rate(1)	13	11	6
SoCalGas:
Total	$29	$27	$19
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate(1)	$(29)	$(27)	$(19)
increase the effective tax rate(1)	24	21	15

(1)	Includes temporary book and tax differences that are treated as flow-through for ratemaking purposes, as discussed above.

Following is a reconciliation of the changes in unrecognized income tax benefits for the years ended December 31:

RECONCILIATION OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	2016	2015	2014
Sempra Energy Consolidated:
Balance as of January 1	$87	$117	$90
Increase in prior period tax positions	2	10	37
Decrease in prior period tax positions	(2)	—	—
Increase in current period tax positions	6	8	5
Settlements with taxing authorities	(3)	(48)	(15)
Balance as of December 31	$90	$87	$117
SDG&E:
Balance as of January 1	$20	$14	$17
Increase in prior period tax positions	—	5	2
Increase in current period tax positions	2	2	—
Settlements with taxing authorities	—	(1)	(5)
Balance as of December 31	$22	$20	$14
SoCalGas:
Balance as of January 1	$27	$19	$13
Increase in prior period tax positions	—	2	2
Decrease in prior period tax positions	(2)	—	—
Increase in current period tax positions	4	6	4
Balance as of December 31	$29	$27	$19

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible
It is reasonably possible that within the next 12 months, unrecognized income tax benefits could decrease due to the following:

POSSIBLE DECREASES IN UNRECOGNIZED INCOME TAX BENEFITS WITHIN 12 MONTHS
(Dollars in millions)
	At December 31,
	2016	2015	2014
Sempra Energy Consolidated:
Expiration of statutes of limitations on tax assessments	$(2)	$(2)	$—
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities	(36)	(32)	(61)
	$(38)	$(34)	$(61)
SDG&E:
Expiration of statutes of limitations on tax assessments	$(1)	$(1)	$—
Potential resolution of audit issues with various
U.S. federal, state and local taxing authorities	(10)	(8)	(9)
	$(11)	$(9)	$(9)
SoCalGas:
Potential resolution of audit issues with various
U.S. federal, state and local taxing authorities	$(25)	$(22)	$(15)